Schedule of estimated losses on obsolescence and breakage (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
At the beginning of the year	R$ (72)	R$ (95)	R$ (65)
Additions	(63)	(40)	(51)
Business combination			(22)
Write-offs / reversal	37	16	35
Foreign currency translation adjustment	2	(4)
Deconsolidation of Sendas		51	8
At the end of the year	R$ (96)	R$ (72)	R$ (95)